COMMITMENTS AND CONTINGENCIES (Contingencies and Guarantees) (Details) $ in Millions			1 Months Ended
	Sep. 03, 2020 EUR (€)	Jul. 03, 2020 EUR (€)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jul. 31, 2019 EUR (€)	Jun. 30, 2017 CNY (¥)	Jan. 31, 2016 CNY (¥)	Feb. 28, 2013 CNY (¥)	Jul. 31, 2008 CNY (¥)	Sep. 30, 2020 USD ($)	Nov. 22, 2017 CNY (¥)
Contingencies [Line Items]
Litigation Settlement, Amount Awarded from Other Party | ¥			¥ 83,054,792
Guarantor Obligations, Maximum Exposure, Undiscounted | $										$ 42.9
Case Against Wuxi Zhongcai [Member]
Contingencies [Line Items]
Amount of claim | ¥							¥ 102,000,000.0	¥ 2,700,000
Amount of claim against party | ¥								93,200,000			¥ 93,200,000
Payment for long-term purchase agreement deposit | ¥						¥ 95,600,000			¥ 95,600,000
Provision for doubtful accounts receivable | ¥							150,000,000.0	93,200,000			¥ 93,200,000
Litigation Settlement, Amount Awarded from Other Party | ¥				¥ 93,200,000
Loss Contingency, Damages Sought, Value | ¥							¥ 102,000,000.0	¥ 2,700,000
Request for arbitration submitted by MFS
Contingencies [Line Items]
Amount of claim		€ 2,812,000
Loss Contingency, Damages Sought, Value		€ 2,812,000
Counterclaim submitted by Projinko
Contingencies [Line Items]
Amount of claim	€ 1,008,170.00
Loss Contingency, Damages Sought, Value	€ 1,008,170.00
Jiangxi Jinko [Member]
Contingencies [Line Items]
Amount of claim					€ 1,965,170
Loss Contingency, Damages Sought, Value					1,965,170
JinkoSolar (Switzerland) AG ("Jinko Switzerland") [Member]
Contingencies [Line Items]
Amount of claim					846,604.41
Loss Contingency, Damages Sought, Value					€ 846,604.41